LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of minimum annual rental commitments under operating leases

Operating Leases
2021	892
2022	919
2023	942
2024	956
2025	974
Thereafter	1,003
Total minimum lease payments	$5,686